The Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               The Victory Portfolios

File Nos. 33-8982; 811-4852

Gentlemen and Ladies:

On behalf of The Victory Portfolios (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus of the Dividend Growth Fund, a series of Registrant, and the form of statement of additional information for Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 101 under the Securities Act to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2012, accession number 0001104659-12-071603.

If you have any questions or comments regarding this filing, please ring up Robert E. Putney, III of Morrison & Foerster LLP at 212-336-4451.

Very truly yours,

The Victory Portfolios

By:	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II
President